Condensed Financial Information of Registrant - Condensed Statements of Financial Position (Parent Company Only) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and cash equivalents	$ 13,014	$ 12,243
Total assets	157,181	139,953
Liabilities
Total liabilities	139,264	126,877
Equity
Retained earnings	2,820	2,054
Accumulated other comprehensive income	1,121	204
Total equity	17,917	13,076	$ 6,155	$ 1,685
Total liabilities and equity	157,181	139,953
Corporate borrowings
Assets
Cash and cash equivalents	2	0
Investments in subsidiaries	17,514	12,249
Total assets	17,599	12,250
Liabilities
Accounts payable and accrued liabilities	2	2
Total liabilities	13	24
Equity
Share capital	13,645	9,968
Retained earnings	2,820	2,054
Accumulated other comprehensive income	1,121	204
Total equity	17,586	12,226
Total liabilities and equity	17,599	12,250
Corporate borrowings | Related Party
Assets
Due from related party	83	1
Liabilities
Other liabilities – derivative liabilities	$ 11	$ 22